Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Trading Symbol	LAMR
Entity Registrant Name	LAMAR MEDIA CORP/DE
Entity Central Index Key	0000899045
Entity Filer Category	Non-accelerated Filer